Other disclosures - Risk Management and Principal Risks (audited)	12 Months Ended
Dec. 31, 2022
Disclosure of credit risk exposure [abstract]
Other disclosures - Risk Management and Principal Risks

Credit risk management (audited)
The risk of loss to the Barclays Bank Group from the failure of clients, customers or counterparties, including sovereigns, to fully honour their obligations to the Barclays Bank Group, including the whole and timely payment of principal, interest, collateral and other receivables.

Overview
The credit risk that the Barclays Bank Group faces arises from wholesale and retail loans and advances together with the counterparty credit risk arising from derivative contracts with clients; trading activities, including: debt securities, settlement balances with market counterparties, FVOCI (fair value through other comprehensive income) assets and reverse repurchase loans.
Credit risk management objectives are to:
▪maintain a framework of controls to oversee credit risk
▪identify, assess and measure credit risk clearly and accurately across the Barclays Bank Group and within each separate business, from the level of individual facilities up to the total portfolio
▪control and plan credit risk taking in line with external stakeholder expectations and avoiding undesirable concentrations
▪monitor credit risk and adherence to agreed controls.
Organisation, roles and responsibilities
The first line of defence has primary responsibility for managing credit risk within the risk appetite and limits set by the Risk function, supported by a defined set of policies, standards and controls. In the Barclays Bank Group, business risk committees (attended by the first line) monitor and review the credit risk profile of each business unit where the most material issues are escalated to the Retail Credit Risk Management Committee, Wholesale Credit Risk Management Committee and the Barclays Group Risk Committee.
Wholesale and retail portfolios are managed separately to reflect the differing nature of the assets; wholesale balances tend to be larger and are managed on an individual basis, while retail balances are greater in number but lesser in value and are, therefore, managed in aggregated segments.
The responsibilities of the credit risk management teams in the businesses, the sanctioning team and other shared services include: sanctioning new credit agreements (principally wholesale); setting strategies for approval of transactions (principally retail); setting risk appetite; monitoring risk against limits and other parameters; setting recession readiness frameworks to protect portfolios in the event of economic stress, maintaining robust processes, data gathering, quality, storage and reporting methods for effective credit risk management; performing effective turnaround and workout scenarios for wholesale portfolios via dedicated restructuring and recoveries teams; maintaining robust collections and recovery processes/units for retail portfolios. The credit risk management teams in the Barclays Bank Group are accountable to the Barclays Bank PLC CRO, who reports to the Barclays Group CRO.
For wholesale portfolios, credit risk managers are organised in sanctioning teams by geography, industry and/or product. In wholesale portfolios, credit risk approval is undertaken by experienced credit risk professionals operating within a clearly defined delegated authority framework, with only the most senior credit officers assigned the higher levels of delegated authority. The largest credit exposures, which are outside the Risk Sanctioning Unit or Risk Distribution Committee authority, require the support of the Barclays Bank PLC Senior Credit Officers. For exposures in excess of the Barclays Bank PLC Senior Credit Officers’ authority, approval by the Barclays Group Senior Credit Officer/Barclays PLC Board Risk Committee is also required. The Barclays Group Credit Risk Committee, attended by the Barclays Bank PLC Senior Credit Officers, provides a formal mechanism for the Barclays Group Senior Credit Officer to exercise the highest level of credit authority over the most material Barclays Group single name exposures.
Credit risk mitigation
The Barclays Bank Group employs a range of techniques and strategies to actively mitigate credit risks. These can broadly be divided into three types:
▪netting and set-off
▪collateral
▪risk transfer.
Netting and set-off
Credit risk exposures can be reduced by applying netting and set-off. For derivative transactions, the Barclays Bank Group’s normal practice is to enter into standard master agreements with counterparties (e.g. ISDAs). These master agreements typically allow for netting of credit risk exposure to a counterparty resulting from derivative transactions against the obligations to the counterparty in the event of default, and so produce a lower net credit exposure. These agreements may also reduce settlement exposure (e.g. for foreign exchange transactions) by allowing payments on the same day in the same currency to be set-off against one another.
Collateral
The Barclays Bank Group has the ability to call on collateral in the event of default of the counterparty, comprising:
▪home loans: a fixed charge over residential property in the form of houses, flats and other dwellings
▪wholesale lending: a fixed charge over commercial property and other physical assets, in various forms
▪other retail lending: includes charges over motor vehicles and other physical assets; second lien charges over residential property and finance lease receivables
▪derivatives: the Barclays Bank Group also often seeks to enter into a margin agreement (e.g. Credit Support Annex) with counterparties with which the Barclays Bank Group has master netting agreements in place. These annexes to master agreements provide a mechanism for further reducing credit risk, whereby collateral (margin) is posted on a regular basis (typically daily) to collateralise the mark to market exposure of a derivative portfolio measured on a net basis.
▪reverse repurchase agreements: collateral typically comprises highly liquid securities which have been legally transferred to the Barclays Bank Group subject to an agreement to return them for a fixed price
▪financial guarantees and similar off-balance sheet commitments: cash collateral may be held against these arrangements.
Risk transfer
A range of instruments including guarantees, credit insurance, credit derivatives and securitisation can be used to transfer credit risk from one counterparty to another. These mitigate credit risk in two main ways:
▪if the risk is transferred to a counterparty which is more creditworthy than the original counterparty, then overall credit risk is reduced
▪where recourse to the first counterparty remains, both counterparties must default before a loss materialises. This is less likely than the default of either counterparty individually so credit risk is reduced.

Market risk management (audited)
The risk of loss arising from potential adverse changes in the value of the Barclays Bank Group’s assets and liabilities from fluctuation in market variables including, but not limited to, interest rates, foreign exchange, equity prices, commodity prices, credit spreads, implied volatilities and asset correlations.

Overview
Market risk arises primarily as a result of client facilitation in wholesale markets, involving market making activities, risk management solutions and execution of syndications. Upon execution of a trade with a client, the Barclays Bank Group will look to hedge against the risk of the trade moving in an adverse direction. Mismatches between client transactions and hedges result in market risk due to changes in asset prices, volatility or correlations.
Organisation, roles and responsibilities
Market risk in the businesses resides primarily in CIB and Treasury. These businesses have the mandate to assume market risk. The front office and Treasury trading desks are responsible for managing market risk on a day-to-day basis, where they are required to understand and adhere to all limits applicable to their businesses. The Market Risk team supports the trading desks with the day-to-day limit management of market risk exposures through governance processes which are outlined in supporting market risk policies and standards.
Market risk oversight and challenge is provided by business committees and Barclays Group committees, including the Market Risk Committee (MRC).
The objectives of market risk management are to:
▪identify, understand and control market risk by robust measurement, limit setting, reporting and oversight
▪facilitate business growth within a controlled and transparent risk management framework
▪control market risk in the businesses according to the allocated appetite.
To meet the above objectives, a governance structure is in place to manage these risks consistent with the ERMF.
The Barclays Bank PLC Board Risk Committee recommends market risk appetite to the Barclays Bank PLC Board for their approval, within the parameters set by the Barclays PLC Board.
The Market Risk Committee (MRC) reviews and makes recommendations concerning the Barclays Group-wide market risk profile. This includes overseeing the operation of the Market Risk Framework and associated policies and standards, monitoring market and regulatory changes, and reviewing limit utilisation levels. The committee is chaired by the Market Risk Principal Risk Lead and attendees include the business heads of market risk and business aligned market risk managers.
In addition to MRC, the Corporate and Investment Bank Risk Committee (CIBRC) is the main forum in which market risk exposures are discussed and reviewed with senior business heads. The Committee is chaired by the CRO of Barclays International and meets weekly, covering current market events, notable market risk exposures, and key risk topics. New business initiatives are generally socialised at CIBRC before any changes to risk appetite or associated limits are considered in other governance committees.
Management value at risk (VaR)
VaR is an estimate of the potential loss arising from unfavourable market movements if the current positions were to be held unchanged for one business day. For internal market risk management purposes, a historical simulation methodology with a one-year equally weighted historical period, at the 95% confidence level is used for all trading books and some banking books.
Limits are applied at the total level as well as by risk factor type, which are then cascaded down to particular trading desks and businesses by the market risk management function.
See page 86 for a review of management VaR.

Treasury and capital risk management
This comprises:
Liquidity risk: The risk that the Barclays Bank Group is unable to meet its contractual or contingent obligations or that it does not have the appropriate amount, tenor and composition of funding and liquidity to support its assets.
Capital risk: The risk that the Barclays Bank Group has an insufficient level or composition of capital to support its normal business activities and to meet its regulatory capital requirements under normal operating environments and stressed conditions (both actual and as defined for internal planning or regulatory testing purposes). This also includes the risk from the Barclays Bank Group’s pension plans.
Interest rate risk in the banking book: The risk that the Barclays Bank Group is exposed to capital or income volatility because of a mismatch between the interest rate exposures of its (non-traded) assets and liabilities.

The Treasury function manages treasury and capital risk exposure on a day-to-day basis, acting as the principal management body for the Barclays Bank Group. The Treasury and Capital Risk function is responsible for oversight and provides insight into key capital, liquidity, interest rate risk in the banking book (IRRBB) and pension risk management activities.
Liquidity risk management (audited)
Overview
The efficient management of liquidity is essential to Barclays Bank PLC in order to retain the confidence of the financial markets and maintain the sustainability of the business. Treasury and Capital Risk have created a framework that is used to manage all liquidity risk exposures under both normal and stressed conditions. The framework is designed to maintain liquidity resources that are sufficient in amount, tenor, quality and composition to remain within the liquidity risk appetite as expressed by the Barclays Bank PLC Board. The liquidity risk appetite is monitored against both internal and regulatory liquidity metrics.
Organisation, roles and responsibilities
Treasury has the primary responsibility for managing liquidity risk within the set risk appetite. Both Risk and Treasury contribute to the production of the Internal Liquidity Adequacy Assessment Process (ILAAP). The Treasury and Capital Risk function is responsible for the management and governance of the liquidity risk mandate, as defined by the Barclays Bank PLC Board.
The framework established by Treasury and Capital Risk is designed to deliver the appropriate term and structure of funding, consistent with the liquidity risk appetite set by the Barclays Bank PLC Board. The framework incorporates a range of ongoing business management tools to monitor, limit and stress test the Barclays Bank PLC balance sheet, contingent liabilities and recovery plan. Limit setting and transfer pricing are tools that are designed to control the level of liquidity risk taken and drive the appropriate mix of funds. Adherence to limits reduces the likelihood that a liquidity stress event could lead to an inability to meet the Barclays Bank Group’s obligations as they fall due.
The Barclays Bank PLC Board approves the Barclays Bank PLC funding plan, internal stress tests, regulatory stress tests, recovery plan and liquidity risk appetite. Barclays Bank PLC’s Treasury Committee is responsible for monitoring and managing liquidity risk in line with Barclays Bank PLC’s funding management objectives, funding plan and risk appetite. The Barclays Group Treasury and Capital Risk Committee monitors and reviews the liquidity risk profile and control environment, providing second line oversight of the management of liquidity risk. The Barclays Bank PLC Board Risk Committee reviews the risk profile, and reviews liquidity risk appetite at least annually and the impact of stress scenarios on Barclays Bank PLC’s funding plan/forecast in order to agree risk appetite in line with Barclays Bank PLC’s projected funding abilities.
Capital risk management (audited)
Overview
Capital risk is managed through ongoing monitoring and management of the capital position, regular stress testing and a robust capital governance framework. The objectives of the framework are to maintain adequate capital for the Barclays Bank Group and its legal entities to withstand the impact of the risks that may arise under normal and stressed conditions, and maintain adequate capital to cover current and forecast business needs and associated risks to provide a viable and sustainable business offering.
Organisation, roles and responsibilities
Treasury has the primary responsibility for managing and monitoring capital adequacy. The Barclays Bank Group Treasury and Capital Risk function provides oversight of capital risk. Production of the Barclays Bank PLC Internal Capital Adequacy Assessment Process (ICAAP) is the responsibility of Treasury.
Capital risk management is underpinned by a control framework and policy. The capital management strategy, outlined in the relevant legal entity capital plans, is developed in alignment with the control framework and policy for capital risk, and is implemented consistently in order to deliver on the Barclays Bank Group’s objectives, which are aligned to those of the Barclays Group.
The Barclays Bank PLC Board approves the Barclays Bank PLC capital plan, internal stress tests and results of regulatory stress tests and those of the relevant Barclays Bank Group entities. The Barclays PLC Board also approves the Barclays Group recovery plan which takes into account management actions identified at the Barclays Bank Group level. The Barclays Bank PLC Treasury Committee together with the Barclays Group Treasury Committee are responsible for monitoring and managing capital risk in line with Barclays Bank Group’s capital management objectives, capital plan and risk frameworks. The BRC monitors and reviews the capital risk profile and control environment, providing second line oversight of the management of capital risk.
For the relevant Barclays Bank Group subsidiaries, local management assures compliance with an entity’s minimum regulatory capital requirements by reporting to local Asset and Liability Committees (or equivalents) with oversight by the Barclays Bank PLC Treasury Committee and the Barclays Group Treasury Committee, as required. In 2022, Barclays complied with all regulatory minimum capital requirements.
Pension risk
The Barclays Bank Group maintains a number of defined benefit pension schemes for past and current employees. The ability of schemes to meet pension payments is achieved with investments and contributions.
Pension risk arises because the market value of pension fund assets might decline; investment returns might reduce; or the estimated value of pension liabilities might increase. The Barclays Bank Group monitors the pension risks arising from its defined benefit pension schemes and works with the relevant pension fund’s trustees to address shortfalls. In these circumstances the Barclays Bank Group could be required or might choose to make extra contributions to the pension fund. The Barclays Bank Group’s main defined benefit scheme was closed to new entrants in 2012.

Maximum exposure and effect of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Net exposure
Barclays Bank Group
As at 31 December 2022	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	202,142	—	—	—	—	202,142
Cash collateral and settlement balances	107,862	—	—	—	—	107,862
Loans and advances at amortised cost:
Home loans	11,405	—	(328)	(10,948)	(98)	31
Credit cards, unsecured loans and other retail lending	34,162	—	(1,164)	(3,748)	(243)	29,007
Wholesale loans	136,940	(4,442)	(653)	(49,681)	(5,527)	76,637
Total loans and advances at amortised cost	182,507	(4,442)	(2,145)	(64,377)	(5,868)	105,675
Of which credit-impaired (Stage 3):
Home loans	622	—	(1)	(621)	—	—
Credit cards, unsecured loans and other retail lending	670	—	(29)	(291)	(3)	347
Wholesale loans	640	—	(6)	(188)	(60)	386
Total credit-impaired loans and advances at amortised cost	1,932	—	(36)	(1,100)	(63)	733
Reverse repurchase agreements and other similar secured lending	725	—	—	(725)	—	—
Trading portfolio assets:
Debt securities	55,430	—	—	(530)	—	54,900
Traded loans	13,198	—	—	(250)	(48)	12,900
Total trading portfolio assets	68,628	—	—	(780)	(48)	67,800
Financial assets at fair value through the income statement:
Loans and advances	38,190	—	(17)	(30,061)	(9)	8,103
Debt securities	3,217	—	—	(321)	—	2,896
Reverse repurchase agreements	164,698	—	(3,672)	(160,365)	—	661
Other financial assets	89	—	—	—	—	89
Total financial assets at fair value through the income statement	206,194	—	(3,689)	(190,747)	(9)	11,749
Derivative financial instruments	302,976	(238,062)	(34,496)	(11,424)	(7,275)	11,719
Financial assets at fair value through other comprehensive income	45,083	—	—	(222)	(514)	44,347
Other assets	1,503	—	—	—	—	1,503
Total on-balance sheet	1,117,620	(242,504)	(40,330)	(268,275)	(13,714)	552,797

Off-balance sheet:
Contingent liabilities	25,800	—	(1,295)	(1,596)	(280)	22,629
Loan commitments	334,977	—	(93)	(37,371)	(1,624)	295,889
Total off-balance sheet	360,777	—	(1,388)	(38,967)	(1,904)	318,518

Total	1,478,397	(242,504)	(41,718)	(307,242)	(15,618)	871,315
Off-balance sheet exposures are shown gross of provisions of £532m (2021: £499m). See Note 24 for further details. In addition to the above, Barclays Bank Group holds forward starting reverse repos amounting to £48.4bn (2021: £39.3bn). The balances are fully collateralised. Wholesale loans and advances at amortised cost include £0.6bn (2021: £1.0bn) of CBILs and CLBILs supported by UK government guarantees of £0.5bn (2021: £0.8bn). For further information on credit risk mitigation techniques, refer to the Credit risk management section.

Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Net exposure
Barclays Bank Group
As at 31 December 2021	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	169,085	—	—	—	—	169,085
Cash collateral and settlement balances	88,085	—	—	—	—	88,085
Loans and advances at amortised cost:
Home loans	10,985	—	(338)	(10,483)	(89)	75
Credit cards, unsecured loans and other retail lending	25,960	—	(968)	(4,229)	(252)	20,511
Wholesale loans	108,314	(5,001)	(118)	(30,287)	(5,080)	67,828
Total loans and advances at amortised cost	145,259	(5,001)	(1,424)	(44,999)	(5,421)	88,414
Of which credit-impaired (Stage 3):
Home loans	615	—	(11)	(604)	—	—
Credit cards, unsecured loans and other retail lending	563	—	(29)	(217)	(3)	314
Wholesale loans	486	—	0	(76)	(22)	388
Total credit-impaired loans and advances at amortised cost	1,664	—	(40)	(897)	(25)	702
Reverse repurchase agreements and other similar secured lending	3,177	—	—	(3,177)	—	—
Trading portfolio assets:
Debt securities	50,700	—	—	(461)	—	50,239
Traded loans	12,525	—	—	(268)	—	12,257
Total trading portfolio assets	63,225	—	—	(729)	—	62,496
Financial assets at fair value through the income statement:
Loans and advances	35,901	—	—	(29,485)	—	6,416
Debt securities	2,256	—	—	(319)	—	1,937
Reverse repurchase agreements	145,186	—	(1,428)	(143,229)	—	529
Other financial assets	85	—	—	—	—	85
Total financial assets at fair value through the income statement	183,428	—	(1,428)	(173,033)	—	8,967
Derivative financial instruments	262,291	(202,347)	(34,149)	(5,804)	(5,738)	14,253
Financial assets at fair value through other comprehensive income	45,907	—	—	(53)	(931)	44,923
Other assets	994	—	—	—	—	994
Total on-balance sheet	961,451	(207,348)	(37,001)	(227,795)	(12,090)	477,217

Off-balance sheet:
Contingent liabilities	23,746	—	(906)	(1,367)	(256)	21,217
Loan commitments	284,451	—	(99)	(40,104)	(1,627)	242,621
Total off-balance sheet	308,197	—	(1,005)	(41,471)	(1,883)	263,838

Total	1,269,648	(207,348)	(38,006)	(269,266)	(13,973)	741,055
Loans and advances at amortised cost by product
The table below presents a breakdown of loans and advances at amortised cost and the impairment allowance with stage allocation by asset classification.
Impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to the gross loans and advances to the extent that the allowance does not exceed the drawn exposure and any excess is reported on the liability side of the balance sheet as a provision. For wholesale portfolios the impairment allowance on the undrawn exposure is reported on the liability side of the balance sheet as a provision.

Barclays Bank Group (audited)		Stage 2
As at 31 December 2022	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total[a]
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	10,458	310	11	41	362	978	11,798
Credit cards, unsecured loans and other retail lending	30,501	3,799	291	496	4,586	1,674	36,761
Wholesale loans	122,849	13,763	145	93	14,001	918	137,768
Total	163,808	17,872	447	630	18,949	3,570	186,327

Impairment allowance
Home loans	12	22	2	1	25	356	393
Credit cards, unsecured loans and other retail lending	393	939	92	171	1,202	1,004	2,599
Wholesale loans	288	256	5	1	262	278	828
Total	693	1,217	99	173	1,489	1,638	3,820

Net exposure
Home loans	10,446	288	9	40	337	622	11,405
Credit cards, unsecured loans and other retail lending	30,108	2,860	199	325	3,384	670	34,162
Wholesale loans	122,561	13,507	140	92	13,739	640	136,940
Total	163,115	16,655	348	457	17,460	1,932	182,507

Coverage ratio	%	%	%	%	%	%	%
Home loans	0.1	7.1	18.2	2.4	6.9	36.4	3.3
Credit cards, unsecured loans and other retail lending	1.3	24.7	31.6	34.5	26.2	60.0	7.1
Wholesale loans	0.2	1.9	3.4	1.1	1.9	30.3	0.6
Total	0.4	6.8	22.1	27.5	7.9	45.9	2.1

As at 31 December 2021
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	9,760	548	22	83	653	958	11,371
Credit cards, unsecured loans and other retail lending	24,011	2,402	198	182	2,782	1,469	28,262
Wholesale loans	95,242	12,275	301	386	12,962	921	109,125
Total	129,013	15,225	521	651	16,397	3,348	148,758

Impairment allowance
Home loans	8	33	1	1	35	343	386
Credit cards, unsecured loans and other retail lending	605	677	39	75	791	906	2,302
Wholesale loans	183	188	3	2	193	435	811
Total	796	898	43	78	1,019	1,684	3,499

Net exposure
Home loans	9,752	515	21	82	618	615	10,985
Credit cards, unsecured loans and other retail lending	23,406	1,725	159	107	1,991	563	25,960
Wholesale loans	95,059	12,087	298	384	12,769	486	108,314
Total	128,217	14,327	478	573	15,378	1,664	145,259

Coverage ratio	%	%	%	%	%	%	%
Home loans	0.1	6.0	4.5	1.2	5.4	35.8	3.4
Credit cards, unsecured loans and other retail lending	2.5	28.2	19.7	41.2	28.4	61.7	8.1
Wholesale loans	0.2	1.5	1.0	0.5	1.5	47.2	0.7
Total	0.6	5.9	8.3	12.0	6.2	50.3	2.4
Note
a.Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £155.1bn (2021: £135.5bn) and impairment allowance of £152m (2021: £104m). This comprises £7m (2021: £4m) ECL on £153.8bn (2021: £135.3bn) Stage 1 assets, £8m (2021: £0m) on £1,142m (2021: £65m) Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets and £137m (2021: £100m) on £141m (2021: £100m) Stage 3 other assets. Loan commitments and financial guarantee contracts have total ECL of £532m (2021: £499m).
Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees
The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance. An explanation of the methodology used to determine credit impairment provisions is included on pages 137 to 140. Transfers between stages in the tables have been reflected as if they had taken place at the beginning of the year. The movements are measured over a 12-month period.

Loans and advances at amortised cost (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2022	9,760	8	653	35	958	343	11,371	386
Transfers from Stage 1 to Stage 2	(179)	—	179	—	—	—	—	—
Transfers from Stage 2 to Stage 1	393	16	(393)	(16)	—	—	—	—
Transfers to Stage 3	(192)	—	(39)	(4)	231	4	—	—
Transfers from Stage 3	18	1	33	3	(51)	(4)	—	—
Business activity in the year[a]	1,887	5	—	—	—	—	1,887	5
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(131)	(17)	(7)	8	8	39	(130)	30
Final repayments[b]	(1,098)	(1)	(64)	(1)	(145)	(3)	(1,307)	(5)
Disposals	—	—	—	—	—	—	—	—
Write-offs[c]	—	—	—	—	(23)	(23)	(23)	(23)
As at 31 December 2022[d]	10,458	12	362	25	978	356	11,798	393

Credit cards, unsecured loans and other retail lending
As at 1 January 2022	24,011	605	2,782	791	1,469	906	28,262	2,302
Transfers from Stage 1 to Stage 2	(2,009)	(40)	2,009	40	—	—	—	—
Transfers from Stage 2 to Stage 1	1,046	218	(1,046)	(218)	—	—	—	—
Transfers to Stage 3	(456)	(14)	(404)	(166)	860	180	—	—
Transfers from Stage 3	51	11	8	5	(59)	(16)	—	—
Business activity in the year[a]	7,668	138	319	113	126	101	8,113	352
Refinements to models used for calculation[e]	—	43	—	187	—	96	—	326
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	3,236	(545)	1,182	473	155	453	4,573	381
Final repayments[b]	(2,887)	(19)	(235)	(12)	(150)	(11)	(3,272)	(42)
Disposals[f]	(159)	(4)	(29)	(11)	(48)	(26)	(236)	(41)
Write-offs[c]	—	—	—	—	(679)	(679)	(679)	(679)
As at 31 December 2022[d]	30,501	393	4,586	1,202	1,674	1,004	36,761	2,599

Wholesale loans
As at 1 January 2022	95,242	183	12,962	193	921	435	109,125	811
Transfers from Stage 1 to Stage 2	(3,684)	(7)	3,684	7	—	—	—	—
Transfers from Stage 2 to Stage 1	4,573	44	(4,573)	(44)	—	—	—	—
Transfers to Stage 3	(254)	(1)	(207)	(5)	461	6	—	—
Transfers from Stage 3	55	6	29	1	(84)	(7)	—	—
Business activity in the year[a]	34,522	55	3,956	80	9	6	38,487	141
Refinements to models used for calculation[e]	—	2	—	(24)	—	—	—	(22)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	21,238	39	1,738	95	28	204	23,004	338
Final repayments[b]	(27,331)	(33)	(3,557)	(41)	(93)	(44)	(30,981)	(118)
Disposals[f]	(1,512)	—	(31)	—	(49)	(47)	(1,592)	(47)
Write-offs[c]	—	—	—	—	(275)	(275)	(275)	(275)
As at 31 December 2022[d]	122,849	288	14,001	262	918	278	137,768	828
Notes
a.Business activity in the year does not include additional drawdowns on the existing facility which are reported under 'Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes'. Business activity reported within Credit cards, unsecured loans and other retail lending portfolio includes the Gap portfolio acquisition in US cards of £2.7bn.
b.Final repayments include repayment from the facility closed during the year whereas partial repayments from existing facility are reported under 'Net drawdowns, repayments, net remeasurement and movements due to exposure and risk parameter changes'.
c.In 2022, gross write-offs amounted to £977m (2021: £1,158m) and post write-off recoveries amounted to £33m (2021: £31m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £944m (2021: £1,127m).
d.Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £155.1bn (2021: £135.5bn) and impairment allowance of £152m (2021: £104m). This comprises £7m (2021: £4m) ECL on £153.8bn (2021: £135.3bn) Stage 1 assets, £8m (2021: £0m) on £1,142m (2021: £65m) Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets and £137m (2021: £100m) on £141m (2021: £100m) Stage 3 other assets.
e.Refinements to models used for calculation include £326m in Credit cards, unsecured loans and other retail lending and £(22)m in Wholesale loans. These reflect model enhancements made during the year. Barclays Bank Group continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This ensures that the models used continue to reflect the risks inherent across the businesses.
f.The £0.2bn of disposals reported within Credit cards, unsecured loans and other retail lending portfolio relate to debt sales undertaken during the year. The £1.6bn of disposals reported within Wholesale loans include sale of debt securities as part of Group Treasury operations.

Reconciliation of ECL movement to credit impairment charge/(release) for the period	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
Home loans	4	(10)	36	30
Credit cards, unsecured loans and other retail lending	(208)	422	803	1,017
Wholesale loans	105	69	165	339
ECL movement excluding assets derecognised due to disposals and write-offs	(99)	481	1,004	1,386
ECL movement on loan commitments and financial guarantees	31	1	1	33
ECL movement on other financial assets[a]	3	8	37	48
Recoveries and reimbursements[b]	(121)	(61)	(46)	(228)
Total exchange and other adjustments[c]				(306)
Total credit impairment charge for the year				933
Notes
a.Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £155.1bn (2021: £135.5bn) and impairment allowance of £152m (2021: £104m). This comprises £7m (2021: £4m) ECL on £153.8bn (2021: £135.3bn) Stage 1 assets, £8m (2021: £0m) on £1,142m (2021: £65m) Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets and £137m (2021: £100m) on £141m (2021: £100m) Stage 3 other assets.
b.Recoveries and reimbursements includes £195m of reimbursements expected to be received under the arrangement where Barclays Bank Group has entered into financial guarantee contracts which provide credit protection over certain assets with third parties and cash recoveries of previously written off amounts of £33m.
c.Includes foreign exchange and interest and fees in suspense.

Loan commitments and financial guarantees (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2022	53	—	—	—	1	—	54	—
Net transfers between stages	(5)	—	1	—	4	—	—	—
Business activity in the year	26	—	—	—	—	—	26	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	4	—	—	—	—	—	4	—
Limit management and final repayments	(17)	—	—	—	—	—	(17)	—
As at 31 December 2022	61	—	1	—	5	—	67	—

Credit cards, unsecured loans and other retail lending
As at 1 January 2022	78,655	36	3,214	33	32	20	81,901	89
Net transfers between stages	(1,457)	30	1,328	(24)	129	(6)	—	—
Business activity in the year	36,388	24	375	25	12	2	36,775	51
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	10,749	(37)	(1,653)	36	(72)	7	9,024	6
Limit management and final repayments	(6,877)	(6)	(400)	(18)	(6)	(2)	(7,283)	(26)
As at 31 December 2022	117,458	47	2,864	52	95	21	120,417	120

Wholesale loans
As at 1 January 2022	178,006	167	28,417	241	1,017	2	207,440	410
Net transfers between stages	6,139	60	(6,073)	(64)	(66)	4	—	—
Business activity in the year	43,676	28	4,233	54	15	—	47,924	82
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	27,913	(39)	5,993	58	143	(2)	34,049	17
Limit management and final repayments	(54,184)	(29)	(9,509)	(66)	(321)	(2)	(64,014)	(97)
As at 31 December 2022	201,550	187	23,061	223	788	2	225,399	412

Loans and advances at amortised cost (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2021	9,627	6	901	52	1,099	376	11,627	434
Transfers from Stage 1 to Stage 2	(253)	—	253	—	—	—	—	—
Transfers from Stage 2 to Stage 1	331	22	(331)	(22)	—	—	—	—
Transfers to Stage 3	(80)	—	(52)	(5)	132	5	—	—
Transfers from Stage 3	22	—	49	4	(71)	(4)	—	—
Business activity in the year[a]	1,745	2	—	—	—	—	1,745	2
Refinements to models used for calculation[b]	—	—	—	(4)	—	38	—	34
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(742)	(22)	(25)	11	(70)	(50)	(837)	(61)
Final repayments[c]	(890)	—	(142)	(1)	(114)	(4)	(1,146)	(5)
Disposals	—	—	—	—	—	—	—	—
Write-offs[d]	—	—	—	—	(18)	(18)	(18)	(18)
As at 31 December 2021[e]	9,760	8	653	35	958	343	11,371	386

Credit cards, unsecured loans and other retail lending
As at 1 January 2021	18,923	399	5,571	1,327	1,853	1,253	26,347	2,979
Transfers from Stage 1 to Stage 2	(897)	(41)	897	41	—	—	—	—
Transfers from Stage 2 to Stage 1	2,520	548	(2,520)	(548)	—	—	—	—
Transfers to Stage 3	(307)	(13)	(362)	(165)	669	178	—	—
Transfers from Stage 3	21	5	13	9	(34)	(14)	—	—
Business activity in the year[a]	4,731	84	106	23	16	5	4,853	112
Refinements to models used for calculation[b]	—	(3)	—	(27)	—	—	—	(30)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	509	(360)	(514)	147	(96)	337	(101)	124
Final repayments[c]	(1,489)	(14)	(409)	(16)	(76)	(5)	(1,974)	(35)
Disposals[f]	—	—	—	—	(37)	(22)	(37)	(22)
Write-offs[d]	—	—	—	—	(826)	(826)	(826)	(826)
As at 31 December 2021[e]	24,011	605	2,782	791	1,469	906	28,262	2,302

Wholesale loans
As at 1 January 2021	83,254	280	15,938	533	2,167	840	101,359	1,653
Transfers from Stage 1 to Stage 2	(4,122)	(14)	4,122	14	—	—	—	—
Transfers from Stage 2 to Stage 1	5,454	179	(5,454)	(179)	—	—	—	—
Transfers to Stage 3	(32)	(1)	(164)	(12)	196	13	—	—
Transfers from Stage 3	363	3	145	5	(508)	(8)	—	—
Business activity in the year[a]	27,946	74	1,674	15	37	23	29,657	112
Refinements to models used for calculation[b]	—	—	—	3	—	—	—	3
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	2,448	(301)	1,072	(14)	(82)	47	3,438	(268)
Final repayments[c]	(19,481)	(29)	(4,322)	(168)	(504)	(125)	(24,307)	(322)
Disposals[f]	(588)	(8)	(49)	(4)	(71)	(41)	(708)	(53)
Write-offs[d]	—	—	—	—	(314)	(314)	(314)	(314)
As at 31 December 2021[e]	95,242	183	12,962	193	921	435	109,125	811
Notes
a.Business activity during the year does not include additional drawdowns on the existing facility which are reported under 'Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes'.
b.Refinements to models used for calculation include £34m movement in Home loans, £(30)m in Credit cards, unsecured loans and other retail lending and £3m in Wholesale loans. These reflect enhancements made during the year. Barclays continually review the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This ensures that the models used continue to reflect the risks inherent across the businesses.
c.Final repayments include repayment from the facility closed during the year whereas partial repayments from existing facility are reported under 'Net drawdowns, repayments, net remeasurement and movements due to exposure and risk parameter changes'.
d.In 2021, gross write-offs amounted to £1,158m (2020: £1,337m) and post write-off recoveries amounted to £31m (2020: £4m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £1,127m (2020: £1,333m).
e.Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £135.5bn (2020: £150.3bn) and impairment allowance of £104m (2020: £145m). This comprises £4m (2020 £7m) ECL on £135.3bn (2020: £146.3bn) stage 1 assets , £0m (2020: £6m) on £65m (2020: £3.8bn) stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets and £100m (2020: £132m) on £100m (2020: £132m) Stage 3 other assets .
f.The £37m of disposals reported within Credit cards, unsecured loans and other retail lending portfolio relate to debt sales undertaken during the year. The £708m of disposal reported within Wholesale loans include debt sales and sale of Barclays Asset Finance.

Reconciliation of ECL movement to credit impairment (release)/charge for the period	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
Home loans	2	(17)	(15)	(30)
Credit cards, unsecured loans and other retail lending	206	(536)	501	171
Wholesale loans	(89)	(336)	(50)	(475)
ECL movement excluding assets derecognised due to disposals and write-offs	119	(889)	436	(334)
ECL movement on loan commitments and financial guarantees	(36)	(205)	(29)	(270)
ECL movement on other financial assets[a]	(3)	(6)	(4)	(13)
Recoveries and reimbursements[b]	47	220	(8)	259
Total exchange and other adjustments[c]				81
Total credit impairment release for the year				(277)
Notes
a.Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £135.5bn (2020: £150.3bn) and impairment allowance of £104m (2020: £145m). This comprises £4m ECL (2020 £7m) on £135.3bn stage 1 assets (2020: £146.3bn), £0m (2020: £6m) on £65m (2020: £3.8bn) stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets and £100m (2020: £132m) on £100m (2020: £132m) Stage 3 other assets.
b.Recoveries and reimbursements includes a net reduction in amounts recoverable from financial guarantee contracts held with third parties of £290m and cash recoveries of previously written off amounts to £31m.
c.Includes foreign exchange and interest and fees in suspense.

Loan commitments and financial guarantees (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2021	125	—	2	—	4	—	131	—
Net transfers between stages	—	—	—	—	—	—	—	—
Business activity in the year	19	—	—	—	—	—	19	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4)	—	—	—	—	—	(4)	—
Limit management and final repayments	(87)	—	(2)	—	(3)	—	(92)	—
As at 31 December 2021	53	—	—	—	1	—	54	—

Credit cards, unsecured loans and other retail lending
As at 1 January 2021	68,211	34	6,244	33	30	23	74,485	90
Net transfers between stages	2,992	(4)	(3,431)	(2)	439	6	—	—
Business activity in the year	10,628	—	410	—	2	—	11,040	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3,712	6	585	2	(437)	(9)	3,860	(1)
Limit management and final repayments	(6,888)	—	(594)	—	(2)	—	(7,484)	—
As at 31 December 2021	78,655	36	3,214	33	32	20	81,901	89

Wholesale loans
As at 1 January 2021	160,404	205	39,426	446	2,031	28	201,861	679
Net transfers between stages	7,801	220	(6,730)	(214)	(1,071)	(6)	—	—
Business activity in the year	45,395	14	4,658	102	9	—	50,062	116
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	10,551	(232)	2	12	539	(13)	11,092	(233)
Limit management and final repayments	(46,145)	(40)	(8,939)	(105)	(491)	(7)	(55,575)	(152)
As at 31 December 2021	178,006	167	28,417	241	1,017	2	207,440	410
Management adjustments to models for impairment (audited)
Management adjustments to impairment models are applied in order to factor in certain conditions or changes in policy that are not fully incorporated into the impairment models, or to reflect additional facts and circumstances at the period end. Management adjustments are reviewed and incorporated into future model development where applicable.
Management adjustments are captured through “Economic uncertainty” and “Other” adjustments presented by product below:

Management adjustments to models for impairment allowance presented by product (audited)[a]
	Impairment allowance pre management adjustments[b]	Economic uncertainty adjustments (a)	Other adjustments (b)	Management adjustments (a+b)	Total impairment allowance[c]	Proportion of Management adjustments to total impairment allowance
As at 31 December 2022	£m	£m	£m	£m	£m	%
Home loans	393	—	—	—	393	—
Credit cards, unsecured loans and other retail lending	2,627	2	90	92	2,719	3.4
Wholesale loans	1,354	95	(209)	(114)	1,240	(9.2)
Total	4,374	97	(119)	(22)	4,352	(0.5)

As at 31 December 2021	£m	£m	£m	£m	£m	%
Home loans	352	34	—	34	386	8.8
Credit cards, unsecured loans and other retail lending	1,425	771	195	966	2,391	40.4
Wholesale loans	1,079	244	(102)	142	1,221	11.6
Total	2,856	1,049	93	1,142	3,998	28.6

Economic uncertainty adjustments are presented by stage (audited)
	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2022	£m	£m	£m	£m
Home loans	—	—	—	—
Credit cards, unsecured loans and other retail lending	—	2	—	2
Wholesale loans	97	(2)	—	95
Total	97	—	—	97

As at 31 December 2021	£m	£m	£m	£m
Home loans	—	23	11	34
Credit cards, unsecured loans and other retail lending	369	394	8	771
Wholesale loans	176	68	—	244
Total	545	485	19	1,049
Notes:
a.Positive values reflect an increase in impairment allowance and negative values reflect a reduction in the impairment allowance.
b.Includes £3.7bn (2021: £2.3bn) of modelled ECL, £0.3bn (2021: £0.5bn) of individually assessed impairments and £0.4bn (2021: £0.1bn) ECL from non-modelled exposures.
c.Total impairment allowance consists of ECL stock on drawn and undrawn exposures.
Economic uncertainty adjustments
Models have been developed with data from non-inflationary periods establishing a relationship between input variables and customer delinquency based on past behaviour. Additionally, models are trying to interpret significant rates of change in macroeconomic variables and applying these to stable probability of default (PD) levels. As such there is a risk that the modelled output fails to capture the appropriate response to changes in macroeconomic variables and rising costs with modelled impairment provisions impacted by uncertainty.
This uncertainty continues to be captured in two ways. Firstly, customer uncertainty: the identification of customers and clients who may be more vulnerable to economic instability; and secondly, model uncertainty: to capture the impact from model limitations and sensitivities to specific macroeconomic parameters which are applied at a portfolio level.

In 2022, previously established economic uncertainty adjustments have been partially released, informed by some normalisation of customer behaviour, refreshed macroeconomic scenarios and a rebuild of certain models to better capture the macroeconomic outlook.
The balance as at 31 December 2022 is £97m (FY21: £1,049m) and includes:
Customer and client uncertainty provisions of £193m (FY21: £906m) includes:
•Credit cards and unsecured loans and other retail lending: £2m (FY21: £758m)
The decrease in the adjustment of £(756)m is attributable to some normalisation of customer behaviour and macroeconomic deterioration now appropriately captured within the modelled output post model enhancements made during the year.
•Wholesale loans: £191m (FY21: £148m) includes an adjustment for exposures considered most at risk from inflationary concerns, supply chain constraints and consumer demand headwinds. The adjustment involves applying stage 2 coverage rates to stage 1 exposures assessed as most vulnerable.
Model uncertainty provisions of £(96)m (FY21: £143m) includes:
•Wholesale loans: £(96)m (FY21: £96m) includes an adjustment to correct for the deterioration in wholesale PDs impacted by model over-sensitivity to certain macroeconomic variables. In 2021, this adjustment was held at £96m driven by an unintuitive model output from certain Q421 macroeconomic variables.
Other adjustments
Other adjustments are operational in nature and are expected to remain in place until they can be reflected in the underlying models. These adjustments result from data limitations and model performance related issues identified through model monitoring and other established governance processes.
Other adjustments of £(119)m (FY21: £93m) include:
•Credit cards and unsecured loan and other retail lending: £90m (FY 21: £195m) primarily includes an adjustment to the qualitative measures used in identification of high-risk account management (HRAM) accounts for US cards and an adjustment for adoption of the new definition of default under the Capital Requirements Regulation.
The £195m adjustments held in FY21 primarily included adjustments for model performance informed by model monitoring. These adjustments are no longer required due to model enhancements made during the year.
•Wholesale loans: £(209)m (FY21: £(102)m) primarily includes adjustments for model performance informed by model monitoring.

Baseline average macroeconomic variables used in the calculation of ECL
	2022	2023	2024	2025	2026
As at 31 December 2022%		%	%	%	%
UK GDP[a]	3.3	(0.8)	0.9	1.8	1.9
UK unemployment[b]	3.7	4.5	4.4	4.1	4.2
UK HPI[c]	8.4	(4.7)	(1.7)	2.2	2.2
UK bank rate	1.8	4.4	4.1	3.8	3.4
US GDP[a]	1.8	0.5	1.2	1.5	1.5
US unemployment[d]	3.7	4.3	4.7	4.7	4.7
US HPI[e]	11.2	1.8	1.5	2.3	2.4
US federal funds rate	2.1	4.8	3.6	3.1	3.0

	2021	2022	2023	2024	2025
As at 31 December 2021%		%	%	%	%
UK GDP[a]	6.2	4.9	2.3	1.9	1.7
UK unemployment[b]	4.8	4.7	4.5	4.3	4.2
UK HPI[c]	4.7	1.0	1.9	1.9	2.3
UK bank rate	0.1	0.8	1.0	1.0	0.8
US GDP[a]	5.5	3.9	2.6	2.4	2.4
US unemployment[d]	5.5	4.2	3.6	3.6	3.6
US HPI[e]	11.8	4.5	5.2	4.9	5.0
US federal funds rate	0.2	0.3	0.9	1.2	1.3

Downside 2 average macroeconomic variables used in the calculation of ECL
	2022	2023	2024	2025	2026
As at 31 December 2022%		%	%	%	%
UK GDP[a]	3.3	(3.4)	(3.8)	2.0	2.3
UK unemployment[b]	3.7	6.0	8.4	8.0	7.4
UK HPI[c]	8.4	(18.3)	(18.8)	(7.7)	8.2
UK bank rate	1.8	7.3	7.9	6.6	5.5
US GDP[a]	1.8	(2.7)	(3.4)	2.0	2.6
US unemployment[d]	3.7	6.0	8.5	8.1	7.1
US HPI[e]	11.2	(3.1)	(4.0)	(1.9)	4.8
US federal funds rate	2.1	6.6	6.9	5.8	4.6

	2021	2022	2023	2024	2025
As at 31 December 2021%		%	%	%	%
UK GDP[a]	6.2	0.2	(4.0)	2.8	4.3
UK unemployment[b]	4.8	7.2	9.0	7.6	6.3
UK HPI[c]	4.7	(14.3)	(21.8)	11.9	15.2
UK bank rate	0.1	2.2	3.9	3.1	2.2
US GDP[a]	5.5	(0.8)	(3.5)	2.5	3.2
US unemployment[d]	5.5	6.4	9.1	8.1	6.4
US HPI[e]	11.8	(6.6)	(9.0)	5.9	6.7
US federal funds rate	0.2	2.1	3.4	2.6	2.0

Downside 1 average macroeconomic variables used in the calculation of ECL
	2022	2023	2024	2025	2026
As at 31 December 2022%		%	%	%	%
UK GDP[a]	3.3	(2.1)	(1.5)	1.9	2.1
UK unemployment[b]	3.7	5.2	6.4	6.0	5.8
UK HPI[c]	8.4	(11.7)	(10.6)	(2.8)	5.2
UK bank rate	1.8	5.9	6.1	5.3	4.6
US GDP[a]	1.8	(1.1)	(1.1)	1.7	2.1
US unemployment[d]	3.7	5.1	6.6	6.4	5.9
US HPI[e]	11.2	(0.7)	(1.3)	0.2	3.6
US federal funds rate	2.1	5.8	5.4	4.4	3.9

	2021	2022	2023	2024	2025
As at 31 December 2021%		%	%	%	%
UK GDP[a]	6.2	2.8	(0.7)	2.3	2.9
UK unemployment[b]	4.8	6.2	6.8	6.0	5.3
UK HPI[c]	4.7	(6.8)	(10.5)	6.9	8.6
UK bank rate	0.1	1.6	2.7	2.3	1.6
US GDP[a]	5.5	1.6	(0.4)	2.4	2.7
US unemployment[d]	5.5	5.4	6.6	6.1	5.2
US HPI[e]	11.8	(1.2)	(2.1)	4.8	5.2
US federal funds rate	0.2	1.3	2.3	2.1	1.8

Upside 2 average macroeconomic variables used in the calculation of ECL
	2022	2023	2024	2025	2026
As at 31 December 2022%		%	%	%	%
UK GDP[a]	3.3	2.8	3.7	2.9	2.4
UK unemployment[b]	3.7	3.5	3.4	3.4	3.4
UK HPI[c]	8.4	8.7	7.5	4.4	4.2
UK bank rate	1.8	3.1	2.6	2.5	2.5
US GDP[a]	1.8	3.3	3.5	2.8	2.8
US unemployment[d]	3.7	3.3	3.3	3.3	3.3
US HPI[e]	11.2	5.8	5.1	4.5	4.5
US federal funds rate	2.1	3.6	2.9	2.8	2.8

	2021	2022	2023	2024	2025
As at 31 December 2021%		%	%	%	%
UK GDP[a]	6.2	7.2	4.0	2.7	2.1
UK unemployment[b]	4.8	4.5	4.1	4.0	4.0
UK HPI[c]	4.7	8.5	9.0	5.2	4.2
UK bank rate	0.1	0.2	0.5	0.5	0.3
US GDP[a]	5.5	5.3	4.1	3.5	3.4
US unemployment[d]	5.5	3.9	3.4	3.3	3.3
US HPI[e]	11.8	10.6	8.5	7.2	6.6
US federal funds rate	0.2	0.3	0.4	0.7	1.0

Upside 1 average macroeconomic variables used in the calculation of ECL
	2022	2023	2024	2025	2026
As at 31 December 2022%		%	%	%	%
UK GDP[a]	3.3	1.0	2.3	2.4	2.1
UK unemployment[b]	3.7	4.0	3.9	3.8	3.8
UK HPI[c]	8.4	1.8	2.9	3.3	3.2
UK bank rate	1.8	3.5	3.3	3.0	2.8
US GDP[a]	1.8	1.9	2.3	2.2	2.2
US unemployment[d]	3.7	3.8	4.0	4.0	4.0
US HPI[e]	11.2	3.8	3.3	3.4	3.4
US federal funds rate	2.1	3.9	3.4	3.0	3.0

	2021	2022	2023	2024	2025
As at 31 December 2021%		%	%	%	%
UK GDP[a]	6.2	6.0	3.1	2.3	1.9
UK unemployment[b]	4.8	4.6	4.3	4.2	4.1
UK HPI[c]	4.7	5.0	5.0	3.9	3.3
UK bank rate	0.1	0.6	0.8	0.8	0.5
US GDP[a]	5.5	4.6	3.4	2.9	2.9
US unemployment[d]	5.5	4.0	3.5	3.5	3.5
US HPI[e]	11.8	8.3	7.0	6.0	5.7
US federal funds rate	0.2	0.3	0.6	1.0	1.1
Notes
aAverage Real GDP seasonally adjusted change in year.
bAverage UK unemployment rate 16-year+.
cChange in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
dAverage US civilian unemployment rate 16-year+.
eChange in year end US HPI = FHFA house price index, relative to prior year end.

Scenario probability weighting (audited)[a]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2022
Scenario probability weighting	10.9	23.1	39.4	17.6	9.0
As at 31 December 2021
Scenario probability weighting	20.9	27.2	30.1	14.8	7.0
Note
aFor further details on changes to scenario weights see page 67.
Specific bases show the most extreme position of each variable in the context of the downside/upside scenarios, for example, the highest unemployment for downside scenarios, average unemployment for baseline scenarios and lowest unemployment for upside scenarios. GDP and HPI downside and upside scenario data represents the lowest and highest points relative to the start point in the 20 quarter period.

Macroeconomic variables used in the calculation of ECL (specific bases) (audited)[a]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2022
UK GDP[b]	13.9	9.4	1.4	(3.2)	(6.8)
UK unemployment[c]	3.4	3.6	4.2	6.6	8.5
UK HPI[d]	37.8	21.0	1.2	(17.9)	(35.0)
UK bank rate[c]	0.5	0.5	3.5	6.3	8.0
US GDP[b]	14.1	9.6	1.3	(2.5)	(6.3)
US unemployment[c]	3.3	3.6	4.4	6.7	8.6
US HPI[d]	35.0	27.5	3.8	3.7	0.2
US federal funds rate[c]	0.1	0.1	3.3	6.0	7.0
As at 31 December 2021
UK GDP[b]	21.4	18.3	3.4	(1.6)	(1.6)
UK unemployment[c]	4.0	4.1	4.5	7.0	9.2
UK HPI[d]	35.7	23.8	2.4	(12.7)	(29.9)
UK bank rate[c]	0.1	0.1	0.7	2.8	4.0
US GDP[b]	22.8	19.6	3.4	1.5	(1.3)
US unemployment[c]	3.3	3.5	4.1	6.8	9.5
US HPI[d]	53.3	45.2	6.2	2.2	(5.0)
US federal funds rate[c]	0.1	0.1	0.8	2.3	3.5
Average basis represents the average quarterly value of variables in the 20 quarter period with GDP and HPI based on yearly average and quarterly CAGRs respectively.

Macroeconomic variables used in the calculation of ECL (5 year averages) (audited)[a]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2022
UK GDP[e]	3.0	2.2	1.4	0.7	0.0
UK unemployment[f]	3.5	3.8	4.2	5.4	6.7
UK HPI[g]	6.6	3.9	1.2	(2.6)	(6.4)
UK bank rate[f]	2.5	2.9	3.5	4.7	5.8
US GDP[e]	2.9	2.1	1.3	0.7	0.0
US unemployment[f]	3.4	3.9	4.4	5.5	6.7
US HPI[g]	6.2	5.0	3.8	2.5	1.2
US federal funds rate[f]	2.8	3.1	3.3	4.3	5.2
As at 31 December 2021
UK GDP[e]	4.4	3.9	3.4	2.7	1.8
UK unemployment[f]	4.3	4.4	4.5	5.8	7.0
UK HPI[g]	6.3	4.4	2.4	0.3	(2.0)
UK bank rate[f]	0.3	0.5	0.7	1.7	2.3
US GDP[e]	4.4	3.9	3.4	2.4	1.3
US unemployment[f]	3.9	4.0	4.1	5.7	7.1
US HPI[g]	8.9	7.7	6.2	3.6	1.4
US federal funds rate[f]	0.5	0.6	0.8	1.5	2.1
Notes
aUK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA house price index. 20 quarter period starts from Q121 (2020: Q120).
bMaximum growth relative to Q420 (2021: Q419), based on 20 quarter period in Upside scenarios; 5-year yearly average CAGR in Baseline; minimum growth relative to Q420 (2021: Q419), based on 20 quarter period in Downside scenarios.
cLowest quarter in Upside scenarios; 5-year average in Baseline; highest quarter in Downside scenarios. Period based on 20 quarters from Q121 (2021: Q120).
dMaximum growth relative to Q420 (2021: Q419), based on 20 quarter period in Upside scenarios; 5-year quarter end CAGR in Baseline; minimum growth relative to Q420 (2021: Q419), based on 20 quarter period in Downside scenarios.
e5-year yearly average CAGR, starting 2021 (2021: 2020)
f5-year average. Period based on 20 quarters from Q121 (2021: Q120)
g5-year quarter end CAGR, starting Q420 (2021: Q419)
ECL under 100% weighted scenarios for modelled portfolios (audited)
The table below shows the Expected Credit Loss (ECL) assuming scenarios have been 100% weighted with the dispersion of results around the Baseline, highlighting the impact on exposure and ECL across the scenarios.
Model exposure uses exposure at default (EAD) values and is not directly comparable to gross exposure used in prior disclosures.

	Scenarios
As at 31 December 2022	Weighted[a]	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model exposure (£m)
Home loans	3,622	3,652	3,642	3,627	3,593	3,557
Credit cards, unsecured loans and other retail lending[b,c]	55,016	54,797	54,789	54,855	55,062	55,197
Wholesale loans	167,476	171,642	170,664	169,325	163,888	152,417
Stage 1 Model ECL (£m)
Home loans	3	3	3	3	3	4
Credit cards, unsecured loans and other retail lending	436	415	427	438	445	452
Wholesale loans	287	220	243	273	337	379
Stage 1 Coverage (%)
Home loans	0.1	0.1	0.1	0.1	0.1	0.1
Credit cards, unsecured loans and other retail lending	0.8	0.8	0.8	0.8	0.8	0.8
Wholesale loans	0.2	0.1	0.1	0.2	0.2	0.2
Stage 2 Model exposure (£m)
Home loans	252	223	233	248	281	317
Credit cards, unsecured loans and other retail lending[b,c]	4,865	4,411	4,713	4,996	5,250	5,657
Wholesale loans	18,850	14,684	15,662	17,001	22,438	33,909
Stage 2 Model ECL (£m)
Home loans	24	14	18	22	34	45
Credit cards, unsecured loans and other retail lending	1,173	1,037	1,105	1,173	1,269	1,402
Wholesale loans	521	360	411	482	682	1,092
Stage 2 Coverage (%)
Home loans	9.5	6.3	7.7	8.9	12.1	14.2
Credit cards, unsecured loans and other retail lending	24.1	23.5	23.4	23.5	24.2	24.8
Wholesale loans	2.8	2.5	2.6	2.8	3.0	3.2
Stage 3 Model exposure (£m)[d]
Home loans	583	583	583	583	583	583
Credit cards, unsecured loans and other retail lending	1,194	1,194	1,194	1,194	1,194	1,194
Wholesale loans	—	—	—	—	—	—
Stage 3 Model ECL (£m)
Home loans	319	308	313	317	328	337
Credit cards, unsecured loans and other retail lending	895	877	886	895	907	917
Wholesale loans[e]	—	—	—	—	—	—
Stage 3 Coverage (%)
Home loans	54.7	52.8	53.7	54.4	56.3	57.8
Credit cards, unsecured loans and other retail lending	75.0	73.5	74.2	75.0	76.0	76.8
Wholesale loans[e]	—	—	—	—	—	—
Total Model ECL (£m)
Home loans	346	325	334	342	365	386
Credit cards, unsecured loans and other retail lending	2,504	2,329	2,418	2,506	2,621	2,771
Wholesale loans[e]	808	580	654	755	1,019	1,471
Total ECL	3,658	3,234	3,406	3,603	4,005	4,628

Reconciliation to total ECL	£m
Total weighted model ECL	3,658
ECL from individually assessed impairments[e]	316
ECL from non-modelled and others	400
ECL from post model management adjustments[f]	(22)
Of which: ECL from economic uncertainty adjustments	97
Total ECL	4,352
Note
aModel exposures are allocated to a stage based on an individual scenario rather than a probability-weighted approach, as required for Barclays reported impairment allowances. As a result, it is not possible to back solve the final reported weighted ECL from individual scenarios given balances may be assigned to a different stage dependent on the scenario.
bFor Credit cards, unsecured loans and other retail lending, the model exposure movement between stages 1 and 2 across scenarios differs due to additional impacts from the undrawn exposure.
cFor Credit cards, unsecured loans and other retail lending, the dispersion of results around Baseline has narrowed following model enhancements made during the year.
dModel exposures allocated to Stage 3 does not change in any of the scenarios as the transition criteria relies only on an observable evidence of default as at 31st December 2022 and not on macroeconomic scenario.
eMaterial wholesale loan defaults are individually assessed across different recovery strategies. As a result, ECL of £316m is reported as an individually assessed impairment in the reconciliation table.
fPost Model Adjustments include negative adjustments reflecting operational post model adjustments.
The use of five scenarios with associated weightings results in a total weighted ECL uplift from the Baseline ECL of 1.5%.
Home loans: Total weighted ECL of £346m represents a 1.2% increase over the Baseline ECL (£342m) reflecting the nature of the Italy portfolio.

Credit cards, unsecured loans and other retail lending: Total weighted ECL of £2,504m is aligned to the Baseline ECL (£2,506m). The impact of the deteriorated Baseline scenario relative to the severity of the Downside scenarios is greater than the impact of the higher weights applied to the Downside scenarios when compared to 2021. This results in a convergence between Baseline and Weighted ECL in 2022. Total ECL increases to £2,771m under the Downside 2 scenario, mainly driven by significant increase in US unemployment rate to 6.0% in 2023.
Wholesale loans: Total weighted ECL of £808m represents a 7.0% increase over the Baseline ECL (£755m) reflecting the range of economic scenarios used, with exposures in the Investment Bank being particularly sensitive to the Downside 2 scenario.

	Scenarios
As at 31 December 2021	Weighted[a]	Upside 2	Upside 1	Baseline	Downside 1	Downside 2

Stage 1 Model exposure (£m)
Home loans	3,905	3,915	3,911	3,906	3,885	3,868
Credit cards, unsecured loans and other retail lending[b,c]	30,282	27,945	29,092	30,271	32,013	30,280
Wholesale loans	142,804	145,097	144,688	143,967	140,402	135,764
Stage 1 Model ECL (£m)
Home loans	2	2	2	2	3	3
Credit cards, unsecured loans and other retail lending	221	157	164	173	254	332
Wholesale loans	219	189	200	216	250	282
Stage 1 Coverage (%)
Home loans	0.1	0.1	0.1	0.1	0.1	0.1
Credit cards, unsecured loans and other retail lending	0.7	0.6	0.6	0.6	0.8	1.1
Wholesale loans	0.2	0.1	0.1	0.2	0.2	0.2

Stage 2 Model exposure (£m)
Home loans	228	219	222	227	249	266
Credit cards, unsecured loans and other retail lending[b,c]	2,291	1,771	1,919	2,082	4,586	11,493
Wholesale loans	29,124	26,831	27,240	27,961	31,525	36,163
Stage 2 Model ECL (£m)
Home loans	12	10	10	11	18	24
Credit cards, unsecured loans and other retail lending	365	264	295	333	599	2,278
Wholesale loans	506	395	420	462	712	1,229
Stage 2 Coverage (%)
Home loans	5.3	4.6	4.5	4.8	7.2	9.0
Credit cards, unsecured loans and other retail lending	15.9	14.9	15.4	16.0	13.1	19.8
Wholesale loans	1.7	1.5	1.5	1.7	2.3	3.4

Stage 3 Model exposure (£m)[d]
Home loans	610	610	610	610	610	610
Credit cards, unsecured loans and other retail lending	1,028	1,028	1,028	1,028	1,028	1,028
Wholesale loans	0	0	0	0	0	0
Stage 3 Model ECL (£m)
Home loans	297	290	292	296	310	320
Credit cards, unsecured loans and other retail lending	696	685	690	696	710	722
Wholesale loans[e]	0	0	0	0	0	0
Stage 3 Coverage (%)
Home loans	48.7	47.5	47.9	48.5	50.8	52.5
Credit cards, unsecured loans and other retail lending	67.7	66.6	67.1	67.7	69.1	70.2
Wholesale loans[e]	0.0	0.0	0.0	0.0	0.0	0.0

Total Model ECL (£m)
Home loans	311	302	304	309	331	347
Credit cards, unsecured loans and other retail lending	1,282	1,106	1,149	1,202	1,563	3,332
Wholesale loans[e]	725	584	620	678	962	1,511
Total ECL	2,318	1,992	2,073	2,189	2,856	5,190

Reconciliation to total ECL	£m
Total weighted model ECL	2,318
ECL from individually assessed impairments[e]	463
ECL from non-modelled and others	75
ECL from post model management adjustments	1,142
Of which: ECL from economic uncertainty adjustments	1,049
Total ECL	3,998
Notes
aModel exposures are allocated to a stage based on an individual scenario rather than a probability-weighted approach, as required for Barclays reported impairment allowances. As a result, it is not possible to back solve the final reported weighted ECL from individual scenarios given balances may be assigned to a different stage dependent on the scenario.
bFor Credit cards, unsecured loans and other retail lending, the model exposure movement between stages 1 and 2 across scenarios differs due to additional impacts from the undrawn exposure.
cIn 2021, Loans & Advances at amortised cost were used as model exposure for the International Consumer Bank within this disclosure. The process was revised in 2022 to incorporate Exposure at Default (EAD) with no impact to ECL. This has been represented in prior year comparatives.
dModel exposures allocated to Stage 3 does not change in any of the scenarios as the transition criteria relies only on an observable evidence of default as at 31st December 2021 and not on macroeconomic scenario.
eMaterial wholesale loan defaults are individually assessed across different recovery strategies. As a result, ECL of £463m is reported as an individually assessed impairment in the reconciliation table.

Credit risk concentrations by geography (audited)
Barclays Bank Group	United Kingdom	Americas	Europe	Asia	Africa and Middle East	Total
As at 31 December 2022	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	74,792	49,830	73,677	3,552	291	202,142
Cash collateral and settlement balances	37,994	36,503	21,962	10,345	1,058	107,862
Loans and advances at amortised cost	67,271	72,633	31,532	5,958	5,113	182,507
Reverse repurchase agreements and other similar secured lending	—	127	329	262	7	725
Trading portfolio assets	9,341	35,481	16,925	5,300	1,581	68,628
Financial assets at fair value through the income statement	28,769	106,715	41,355	20,535	8,820	206,194
Derivative financial instruments	99,695	101,402	77,106	22,299	2,474	302,976
Financial assets at fair value through other comprehensive income	5,228	17,950	15,929	5,718	258	45,083
Other assets	1,367	118	13	3	2	1,503
Total on-balance sheet	324,457	420,759	278,828	73,972	19,604	1,117,620

Off-balance sheet:
Contingent liabilities	7,530	11,297	4,811	1,760	402	25,800
Loan commitments	45,027	240,343	42,533	4,321	2,753	334,977
Total off-balance sheet	52,557	251,640	47,344	6,081	3,155	360,777
Total	377,014	672,399	326,172	80,053	22,759	1,478,397

As at 31 December 2021
On-balance sheet:
Cash and balances at central banks	45,470	38,735	76,846	7,789	245	169,085
Cash collateral and settlement balances	30,107	28,272	21,754	7,210	742	88,085
Loans and advances at amortised cost	62,269	50,718	23,576	4,775	3,921	145,259
Reverse repurchase agreements and other similar secured lending	9	123	351	2,508	186	3,177
Trading portfolio assets	12,852	29,478	15,062	4,943	890	63,225
Financial assets at fair value through the income statement	26,096	95,456	30,080	21,798	9,998	183,428
Derivative financial instruments	78,449	91,992	75,245	14,709	1,896	262,291
Financial assets at fair value through other comprehensive income	4,525	20,750	15,603	4,666	363	45,907
Other assets	747	224	17	6	—	994
Total on-balance sheet	260,524	355,748	258,534	68,404	18,241	961,451

Off-balance sheet:
Contingent liabilities	7,926	10,329	3,957	1,131	403	23,746
Loan commitments	46,616	192,270	38,567	5,079	1,919	284,451
Total off-balance sheet	54,542	202,599	42,524	6,210	2,322	308,197
Total	315,066	558,347	301,058	74,614	20,563	1,269,648

Credit risk concentrations by industry (audited)
Barclays Bank Group	Banks	Other financial insti-tutions	Manu- facturing	Const- ruction and property	Govern- ment and central bank	Energy and water	Wholesale and retail distribution and leisure	Business and other services	Home loans	Cards, unsecured loans and other personal lending	Other	Total
As at 31 December 2022	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	675	—	—	—	201,467	—	—	—	—	—	—	202,142
Cash collateral and settlement balances	14,965	78,705	229	67	12,739	269	136	166	—	—	586	107,862
Loans and advances at amortised cost	8,753	49,102	7,346	16,460	17,828	5,541	8,164	16,810	11,405	34,483	6,615	182,507
Reverse repurchase agreements and other similar secured lending	583	92	—	—	50	—	—	—	—	—	—	725
Trading portfolio assets	4,638	9,314	5,007	1,405	36,335	2,330	789	2,782	—	—	6,028	68,628
Financial assets at fair value through the income statement	30,982	149,917	705	1,707	16,598	184	479	3,897	1,255	—	470	206,194
Derivative financial instruments	128,161	152,840	4,095	597	3,027	4,778	1,541	3,175	—	—	4,762	302,976
Financial assets at fair value through other comprehensive income	9,293	2,444	—	592	32,372	—	—	112	—	—	270	45,083
Other assets	345	1,020	9	—	1	1	—	118	—	—	9	1,503
Total on-balance sheet	198,395	443,434	17,391	20,828	320,417	13,103	11,109	27,060	12,660	34,483	18,740	1,117,620

Off-balance sheet:
Contingent liabilities	1,108	8,075	3,695	1,430	1,008	3,891	1,138	3,177	—	143	2,135	25,800
Loan commitments	1,779	63,801	44,808	11,887	1,501	29,594	16,308	24,672	120	114,820	25,687	334,977
Total off-balance sheet	2,887	71,876	48,503	13,317	2,509	33,485	17,446	27,849	120	114,963	27,822	360,777
Total	201,282	515,310	65,894	34,145	322,926	46,588	28,555	54,909	12,780	149,446	46,562	1,478,397

As at 31 December 2021
On-balance sheet:
Cash and balances at central banks	28	—	—	—	169,057	—	—	—	—	—	—	169,085
Cash collateral and settlement balances	14,605	61,252	320	79	10,684	390	60	354	—	—	341	88,085
Loans and advances at amortised cost	7,955	33,563	5,821	13,714	15,462	4,244	7,266	13,881	10,985	26,477	5,891	145,259
Reverse repurchase agreements and other similar secured lending	595	2,049	—	—	533	—	—	—	—	—	—	3,177
Trading portfolio assets	2,560	8,818	4,881	1,048	32,483	4,043	1,734	4,716	—	—	2,942	63,225
Financial assets at fair value through the income statement	26,239	131,232	763	5,444	13,935	76	181	3,547	1,595	—	416	183,428
Derivative financial instruments	120,607	117,050	4,168	1,898	7,233	3,544	1,172	2,825	—	—	3,794	262,291
Financial assets at fair value through other comprehensive income	9,942	2,972	—	514	31,975	—	—	444	—	—	60	45,907
Other assets	401	474	1	—	8	—	—	105	—	—	5	994
Total on-balance sheet	182,932	357,410	15,954	22,697	281,370	12,297	10,413	25,872	12,580	26,477	13,449	961,451

Off-balance sheet:
Contingent liabilities	1,005	7,772	3,080	1,342	1,092	3,284	1,182	3,118	—	73	1,798	23,746
Loan commitments	1,340	53,212	42,434	15,752	1,360	26,447	15,811	25,201	341	76,759	25,794	284,451
Total off-balance sheet	2,345	60,984	45,514	17,094	2,452	29,731	16,993	28,319	341	76,832	27,592	308,197
Total	185,277	418,394	61,468	39,791	283,822	42,028	27,406	54,191	12,921	103,309	41,041	1,269,648

Balance sheet credit quality (audited)
Barclays Bank Group	PD Range	0.0 to <0.60%	0.60 to <11.35%	11.35% to 100%	Total	0.0 to <0.60%	0.60 to <11.35%	11.35% to 100%	Total
As at 31 December 2022		£m	£m	£m	£m	%	%	%	%
Cash and balances at central banks		202,142			202,142	100	—	—	100
Cash collateral and settlement balances		96,688	10,886	288	107,862	90	10	—	100
Loans and advances at amortised cost
Home loans		10,096	636	673	11,405	88	6	6	100
Credit cards, unsecured loans and other retail lending		15,376	17,140	1,646	34,162	45	50	5	100
Wholesale loans		108,267	26,397	2,276	136,940	79	19	2	100
Total loans and advances at amortised cost		133,739	44,173	4,595	182,507	73	24	3	100
Reverse repurchase agreements and other similar secured lending		725			725	100	—	—	100
Trading portfolio assets:
Debt securities		50,208	4,891	331	55,430	90	9	1	100
Traded loans		3,214	8,273	1,711	13,198	24	63	13	100
Total trading portfolio assets		53,422	13,164	2,042	68,628	79	19	3	100
Financial assets at fair value through the income statement:
Loans and advances		13,508	24,573	109	38,190	36	64	—	100
Debt securities		2,097	1,055	65	3,217	65	33	2	100
Reverse repurchase agreements		124,811	38,339	1,548	164,698	76	23	1	100
Other financial assets		68	21	—	89	76	24	—	100
Total financial assets at fair value through the income statement		140,484	63,988	1,722	206,194	68	31	1	100
Derivative financial instruments		285,087	17,606	283	302,976	94	6	—	100
Financial assets at fair value through other comprehensive income		45,081	3		45,084	100	—	—	100
Other assets		1,455	47		1,502	97	3	—	100
Total on-balance sheet		958,823	149,867	8,930	1,117,620	86	13	1	100

As at 31 December 2021
Cash and balances at central banks		169,085	—	—	169,085	100	—	—	100
Cash collateral and settlement balances		78,881	9,194	10	88,085	90	10	—	100
Loans and advances at amortised cost
Home loans		9,519	809	657	10,985	87	7	6	100
Credit cards, unsecured loans and other retail lending		18,460	6,178	1,322	25,960	71	24	5	100
Wholesale loans		78,239	26,992	3,083	108,314	72	25	3	100
Total loans and advances at amortised cost		106,218	33,979	5,062	145,259	73	23	4	100
Reverse repurchase agreements and other similar secured lending		3,091	86	—	3,177	97	3	—	100
Trading portfolio assets:
Debt securities		44,488	5,735	477	50,700	88	11	1	100
Traded loans		2,172	10,144	209	12,525	17	81	2	100
Total trading portfolio assets		46,660	15,879	686	63,225	74	25	1	100
Financial assets at fair value through the income statement:
Loans and advances		16,977	18,896	28	35,901	47	53	—	100
Debt securities		1,346	858	52	2,256	60	38	2	100
Reverse repurchase agreements		108,609	36,047	530	145,186	75	25	—	100
Other financial assets		67	18	—	85	79	21	—	100
Total financial assets at fair value through the income statement		126,999	55,819	610	183,428	70	30	—	100
Derivative financial instruments		246,347	15,678	266	262,291	94	6	—	100
Financial assets at fair value through other comprehensive income		45,901	6	—	45,907	100	—	—	100
Other assets		948	46	—	994	95	5	—	100
Total on-balance sheet		824,130	130,687	6,634	961,451	86	13	1	100
Credit exposures by internal PD grade
The below tables represent credit risk profile by PD grade for loans and advances at amortised cost, contingent liabilities and loan commitments.
Stage 1 higher risk assets, presented gross of associated collateral held, are of weaker credit quality but have not significantly deteriorated since origination.
IFRS 9 Stage 1 and Stage 2 classification is not dependent solely on the absolute probability of default but on elements that determine a Significant Increase in Credit Risk (see Note 8 to the financial statements on page 137), including relative movement in probability of default since initial recognition. There is therefore no direct relationship between credit quality and IFRS 9 stage classification.

Barclays Bank Group
As at 31 December 2022
Credit risk profile by internal PD grade for loans and advances at amortised cost (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	57,324	845	5	58,174	2	15	3	20	58,154	—
4-5	0.05 to < 0.15%	Strong	24,545	235	—	24,780	11	1	—	12	24,768	—
6-8	0.15 to < 0.30%	Strong	14,893	4,348	—	19,241	24	16	—	40	19,201	0.2
9-11	0.30 to < 0.60%	Strong	30,577	1,139	—	31,716	87	13	—	100	31,616	0.3
12-14	0.60 to < 2.15%	Satisfactory	17,488	3,096	—	20,584	169	124	—	293	20,291	1.4
15-19	2.15 to < 10%	Satisfactory	12,130	3,859	—	15,989	147	532	—	679	15,310	4.2
19	10 to < 11.35%	Satisfactory	6,227	2,640	—	8,867	199	96	—	295	8,572	3.3
20-21	11.35 to < 100%	Higher Risk	624	2,787	—	3,411	54	692	—	746	2,665	21.9
22	100%	Credit Impaired	—	—	3,565	3,565	—	—	1,635	1,635	1,930	45.9
Total			163,808	18,949	3,570	186,327	693	1,489	1,638	3,820	182,507	2.1

As at 31 December 2021
Credit risk profile by internal PD grade for loans and advances at amortised cost (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	52,756	855	—	53,611	280	6	—	286	53,325	0.5
4-5	0.05 to < 0.15%	Strong	17,797	211	—	18,008	6	2	—	8	18,000	—
6-8	0.15 to < 0.30%	Strong	10,764	1,220	—	11,984	15	7	—	22	11,962	0.2
9-11	0.30 to < 0.60%	Strong	21,865	1,136	—	23,001	55	15	—	70	22,931	0.3
12-14	0.60 to < 2.15%	Satisfactory	16,429	3,508	—	19,937	160	116	—	276	19,661	1.4
15-19	2.15 to < 10%	Satisfactory	6,653	4,995	—	11,648	169	302	—	471	11,177	4.0
19	10 to < 11.35%	Satisfactory	2,156	1,276	—	3,432	39	252	—	291	3,141	8.5
20-21	11.35 to < 100%	Higher Risk	593	3,196	—	3,789	72	319	—	391	3,398	10.3
22	100%	Credit Impaired	—	—	3,348	3,348	—	—	1,684	1,684	1,664	50.3
Total			129,013	16,397	3,348	148,758	796	1,019	1,684	3,499	145,259	2.4

As at 31 December 2022
Credit risk profile by internal PD grade for contingent liabilities[a] (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	7,290	149	—	7,439	2	1	—	3	7,436	—
4-5	0.05 to < 0.15%	Strong	4,210	348	—	4,558	2	1	—	3	4,555	0.1
6-8	0.15 to < 0.30%	Strong	2,733	180	—	2,913	3	3	—	6	2,907	0.2
9-11	0.30 to < 0.60%	Strong	3,161	214	—	3,375	8	1	—	9	3,366	0.3
12-14	0.60 to < 2.15%	Satisfactory	1,989	751	—	2,740	21	6	—	27	2,713	1.0
15-19	2.15 to < 10%	Satisfactory	910	496	—	1,406	8	17	—	25	1,381	1.8
19	10 to < 11.35%	Satisfactory	716	190	—	906	41	18	—	59	847	6.5
20-21	11.35 to < 100%	Higher Risk	58	440	—	498	2	64	—	66	432	13.3
22	100%	Credit Impaired	—	—	542	542	—	—	3	3	539	0.6
Total			21,067	2,768	542	24,377	87	111	3	201	24,176	0.8

As at 31 December 2021
Credit risk profile by internal PD grade for contingent liabilities[a] (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	8,240	172	—	8,412	2	1	—	3	8,409	—
4-5	0.05 to < 0.15%	Strong	3,479	503	—	3,982	2	2	—	4	3,978	0.1
6-8	0.15 to < 0.30%	Strong	1,996	199	—	2,195	2	2	—	4	2,191	0.2
9-11	0.30 to < 0.60%	Strong	2,794	216	—	3,010	4	1	—	5	3,005	0.2
12-14	0.60 to < 2.15%	Satisfactory	1,990	286	—	2,276	19	8	—	27	2,249	1.2
15-19	2.15 to < 10%	Satisfactory	817	479	—	1,296	5	10	—	15	1,281	1.2
19	10 to < 11.35%	Satisfactory	607	254	—	861	21	42	—	63	798	7.3
20-21	11.35 to < 100%	Higher Risk	141	1,162	—	1,303	3	77	—	80	1,223	6.1
22	100%	Credit Impaired	—	—	180	180	—	—	1	1	179	0.6
Total			20,064	3,271	180	23,515	58	143	1	202	23,313	0.9

As at 31 December 2022
Credit risk profile by internal PD grade for loan commitments[a] (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	69,737	725	—	70,462	6	—	—	6	70,456	0.1
4-5	0.05 to < 0.15%	Strong	72,221	3,649	—	75,870	5	1	—	6	75,864	0.1
6-8	0.15 to < 0.30%	Strong	59,350	2,258	—	61,608	12	2	—	14	61,594	0.2
9-11	0.30 to < 0.60%	Strong	40,750	1,878	—	42,628	13	4	—	17	42,611	0.4
12-14	0.60 to < 2.15%	Satisfactory	26,100	4,355	—	30,455	47	14	—	61	30,394	0.2
15-19	2.15 to < 10%	Satisfactory	18,925	3,653	—	22,578	32	38	—	70	22,508	0.3
19	10 to < 11.35%	Satisfactory	10,241	2,754	—	12,995	29	27	—	56	12,939	0.4
20-21	11.35 to < 100%	Higher Risk	678	3,886	—	4,564	3	78	—	81	4,483	1.8
22	100%	Credit Impaired	—	—	346	346	—	—	20	20	326	5.8
Total			298,002	23,158	346	321,506	147	164	20	331	321,175	1.0

As at 31 December 2021
Credit risk profile by internal PD grade for loan commitments[a] (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	92,864	3,002	—	95,866	5	3	—	8	95,858	—
4-5	0.05 to < 0.15%	Strong	55,979	5,345	—	61,324	10	5	—	15	61,309	—
6-8	0.15 to < 0.30%	Strong	22,345	2,079	—	24,424	7	6	—	13	24,411	0.1
9-11	0.30 to < 0.60%	Strong	23,445	2,312	—	25,757	5	5	—	10	25,747	—
12-14	0.60 to < 2.15%	Satisfactory	23,189	3,240	—	26,429	79	23	—	102	26,327	0.4
15-19	2.15 to < 10%	Satisfactory	6,362	2,749	—	9,111	20	21	—	41	9,070	0.5
19	10 to < 11.35%	Satisfactory	10,270	2,964	—	13,234	8	13	—	21	13,213	0.2
20-21	11.35 to < 100%	Higher Risk	2,196	6,669	—	8,865	11	55	—	66	8,799	0.7
22	100%	Credit Impaired	—	—	870	870	—	—	21	21	849	2.4
Total			236,650	28,360	870	265,880	145	131	21	297	265,583	0.1
Notes
aExcludes loan commitments and financial guarantees carried at fair value of £14.9bn (2021: £18.8bn) for Barclays Bank Group.
The daily average, high and low values of management VaR

Management VaR (95%, one day) (audited)
	2022			2021
	Average	High	Low	Average	High	Low
For the year ended 31 December	£m	£m	£m	£m	£m	£m
Credit risk	25	71	8	14	30	7
Interest rate risk	13	23	4	7	14	4
Equity risk	10	29	4	9	29	4
Basis risk	12	24	4	5	10	3
Spread risk	7	11	3	4	6	3
Foreign exchange risk	7	25	2	4	16	1
Commodity risk	—	1	—	—	1	—
Inflation risk	7	17	3	3	5	2
Diversification effect[a]	(45)	n/a	n/a	(27)	n/a	n/a
Total management VaR	36	72	14	19	36	6
Note
aDiversification effects recognise that forecast losses from different assets or businesses are unlikely to occur concurrently, hence the expected aggregate loss is lower than the sum of the expected losses from each area. Historical correlations between losses are taken into account in making these assessments. The high and low VaR figures reported for each category did not necessarily occur on the same day as the high and low VaR reported as a whole. Consequently, a diversification effect balance for the high and low VaR figures would not be meaningful and is therefore omitted from the above table.
The table below provides detail on the contractual maturity of all financial instruments and other assets and liabilities. Derivatives (other than those designated in a hedging relationship) and trading portfolio assets and liabilities are included in the ‘on demand’ column at their fair value. Liquidity risk on these items is not managed on the basis of contractual maturity since these items are not held for settlement according to such maturity and will frequently be settled before contractual maturity at fair value. Derivatives designated in a hedging relationship are included according to their contractual maturity.

Contractual maturity of financial assets and liabilities (audited)
Barclays Bank Group	On demand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
As at 31 December 2022	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	201,888	254	—	—	—	—	—	—	—	—	202,142
Cash collateral and settlement balances	3,010	104,852	—	—	—	—	—	—	—	—	107,862
Loans and advances at amortised cost	15,961	11,458	7,606	7,082	10,261	29,637	23,135	39,498	17,385	20,484	182,507
Reverse repurchase agreements and other similar secured lending	127	597	—	—	—	—	—	—	—	1	725
Trading portfolio assets	133,771	—	—	—	—	—	—	—	—	—	133,771
Financial assets at fair value through the income statement	32,032	147,655	7,003	4,842	2,036	6,361	4,561	2,909	1,769	1,960	211,128
Derivative financial instruments	302,665	91	19	—	4	—	174	—	—	23	302,976
Financial assets at fair value through other comprehensive income	8	3,391	2,871	583	132	6,991	4,654	11,493	8,161	6,800	45,084
Other financial assets	285	1,062	112	—	43	—	—	1	—	—	1,503
Total financial assets	689,747	269,360	17,611	12,507	12,476	42,989	32,524	53,901	27,315	29,268	1,187,698
Other assets											15,839
Total assets											1,203,537
Liabilities
Deposits at amortised cost	196,398	62,314	18,918	4,384	6,425	911	373	621	996	239	291,579
Cash collateral and settlement balances	3,013	93,798	—	—	—	—	—	—	—	—	96,811
Repurchase agreements and other similar secured borrowing	256	9,578	—	—	943	1,105	—	—	—	83	11,965
Debt securities in issue	—	27,136	12,516	4,691	5,368	3,528	1,241	1,501	3,663	368	60,012
Subordinated liabilities	—	17	240	974	1,105	4,369	4,782	9,001	10,288	7,477	38,253
Trading portfolio liabilities	72,460	—	—	—	—	—	—	—	—	—	72,460
Financial liabilities designated at fair value	10,844	187,160	14,352	5,292	3,812	13,992	10,547	8,528	6,708	10,820	272,055
Derivative financial instruments	288,398	15	58	4	—	137	85	112	56	341	289,206
Other financial liabilities	56	7,176	17	18	17	164	59	117	161	21	7,806
Total financial liabilities	571,425	387,194	46,101	15,363	17,670	24,206	17,087	19,880	21,872	19,349	1,140,147
Other liabilities											4,437
Total liabilities											1,144,584
Cumulative liquidity gap	118,322	488	(28,002)	(30,858)	(36,052)	(17,269)	(1,832)	32,189	37,632	47,551	58,953

Contractual maturity of financial assets and liabilities (audited)

Barclays Bank Group	On demand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
As at 31 December 2021	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	168,881	204	—	—	—	—	—	—	—	—	169,085
Cash collateral and settlement balances	2,743	85,342	—	—	—	—	—	—	—	—	88,085
Loans and advances at amortised cost	17,470	7,855	6,745	4,238	9,611	19,162	20,813	27,416	14,420	17,529	145,259
Reverse repurchase agreements and other similar secured lending	58	2,934	—	—	—	184	—	—	—	1	3,177
Trading portfolio assets	146,871	—	—	—	—	—	—	—	—	—	146,871
Financial assets at fair value through the income statement	24,174	127,244	9,280	7,036	3,336	5,351	5,376	2,062	1,996	2,371	188,226
Derivative financial instruments	262,046	36	1	—	—	—	—	184	15	9	262,291
Financial assets at fair value through other comprehensive income	—	3,194	1,080	449	547	2,656	5,389	10,093	13,823	8,677	45,908
Other financial assets	607	255	130	2	—	—	—	—	—	—	994
Total financial assets	622,850	227,064	17,236	11,725	13,494	27,353	31,578	39,755	30,254	28,587	1,049,896
Other assets											11,882
Total assets											1,061,778
Liabilities
Deposits at amortised cost	201,501	41,632	12,380	1,920	2,898	558	435	242	1,031	231	262,828
Cash collateral and settlement balances	2,951	76,096	—	—	—	—	—	—	—	—	79,047
Repurchase agreements and other similar secured borrowing	20	5,022	—	—	—	3,216	4,424	—	—	87	12,769
Debt securities in issue	—	18,274	12,150	5,845	3,254	463	3,319	1,792	2,654	637	48,388
Subordinated liabilities	—	1,005	—	74	1,243	7,030	2,251	5,714	8,490	6,378	32,185
Trading portfolio liabilities	53,291	—	—	—	—	—	—	—	—	—	53,291
Financial liabilities designated at fair value	21,339	158,078	16,857	10,267	3,588	6,534	6,114	7,734	7,366	13,254	251,131
Derivative financial instruments	255,471	4	22	—	2	121	151	279	111	362	256,523
Other financial liabilities	87	3,656	15	15	12	443	52	102	183	27	4,592
Total financial liabilities	534,660	303,767	41,424	18,121	10,997	18,365	16,746	15,863	19,835	20,976	1,000,754
Other liabilities											4,707
Total liabilities											1,005,461
Cumulative liquidity gap	88,190	11,487	(12,701)	(19,097)	(16,600)	(7,612)	7,220	31,112	41,531	49,142	56,317
Contractual maturity of financial liabilities on an undiscounted basis
The following table presents the cash flows payable by the Barclays Bank Group under financial liabilities by remaining contractual maturities at the balance sheet date. The amounts disclosed in the table are the contractual undiscounted cash flows of all financial liabilities (i.e. nominal values).
The balances in the below table do not agree directly to the balances in the consolidated balance sheet as the table incorporates all cash flows, on an undiscounted basis, related to both principal as well as those associated with all future coupon payments.
Derivative financial instruments held for trading and trading portfolio liabilities are included in the on demand column at their fair value.

Contractual maturity of financial liabilities - undiscounted (audited)

Barclays Bank Group	On demand	Not more than three months	Over three months but not more than six months	Over six months but not more than one year	Over one year but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2022
Deposits at amortised cost	196,398	62,524	18,918	10,943	1,302	621	1,113	376	292,195
Cash collateral and settlement balances	3,013	93,986	—	—	—	—	—	—	96,999
Repurchase agreements and other similar secured borrowing	256	9,587	—	946	1,184	—	—	252	12,225
Debt securities in issue	—	27,234	12,615	10,301	4,932	1,732	4,773	651	62,238
Subordinated liabilities	—	17	245	2,108	9,504	10,165	12,961	14,063	49,063
Trading portfolio liabilities	72,460	—	—	—	—	—	—	—	72,460
Financial liabilities designated at fair value	10,844	187,553	14,905	9,399	25,654	9,847	8,345	23,853	290,400
Derivative financial instruments	288,398	19	60	4	244	131	71	722	289,649
Other financial liabilities	56	7,179	21	43	251	139	180	24	7,893
Total financial liabilities	571,425	388,099	46,764	33,744	43,071	22,635	27,443	39,941	1,173,122

As at 31 December 2021
Deposits at amortised cost	201,501	41,632	12,380	4,818	996	240	1,048	261	262,876
Cash collateral and settlement balances	2,951	76,096	—	—	—	—	—	—	79,047
Repurchase agreements and other similar secured borrowing	20	5,022	—	—	7,798	—	—	146	12,986
Debt securities in issue	—	18,293	12,168	9,075	3,879	1,832	2,938	744	48,929
Subordinated liabilities	—	1,061	0	1,404	9,328	5,917	8,918	8,752	35,380
Trading portfolio liabilities	53,291	—	—	—	—	—	—	—	53,291
Financial liabilities designated at fair value	21,339	158,249	16,887	13,945	12,939	8,043	7,544	21,098	260,044
Derivative financial instruments	255,471	4	22	2	276	291	122	449	256,637
Other financial liabilities	87	3,658	19	38	526	122	208	29	4,687
Total financial liabilities	534,660	304,015	41,476	29,282	35,742	16,445	20,778	31,479	1,013,877
Maturity of off-balance sheet commitments received and given
The table below presents the maturity split of the Barclays Bank Group’s off-balance sheet commitments received and given at the balance sheet date. The amounts disclosed in the table are the undiscounted cash flows (i.e. nominal values) on the basis of earliest opportunity at which they are available.

Maturity analysis of off-balance sheet commitments received (audited)

	On demand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2022
Guarantees, letters of credit and credit insurance	7,222	92	102	10	46	16	37	76	96	1	7,698
Other commitments received	7,473	—	—	—	—	—	—	—	—	—	7,473
Total off-balance sheet commitments received	14,695	92	102	10	46	16	37	76	96	1	15,171

As at 31 December 2021
Guarantees, letters of credit and credit insurance	7,258	31	21	10	12	4	12	83	65	19	7,515
Other commitments received	455	—	—	—	—	—	—	—	—	—	455
Total off-balance sheet commitments received	7,713	31	21	10	12	4	12	83	65	19	7,970

Maturity analysis of off-balance sheet commitments given (audited)

	On demand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2022
Contingent liabilities and financial guarantees	25,698	86	14	1	—	1	—	—	—	—	25,800
Documentary credits and other short-term trade related transactions	1,740	3	5	—	—	—	—	—	—	—	1,748
Standby facilities, credit lines and other commitments	333,192	—	—	—	—	37	—	—	—	—	333,229
Total off-balance sheet commitments given	360,630	89	19	1	—	38	—	—	—	—	360,777

As at 31 December 2021
Contingent liabilities and financial guarantees	23,607	135	4	0	0	0	—	—	—	—	23,746
Documentary credits and other short-term trade related transactions	1,582	2	—	—	—	—	—	—	—	—	1,584
Standby facilities, credit lines and other commitments	282,867	—	—	—	—	—	—	—	—	—	282,867
Total off-balance sheet commitments given	308,056	137	4	—	—	—	—	—	—	—	308,197
Foreign exchange risk (audited)
The Barclays Bank Group is exposed to two sources of foreign exchange risk.
Transactional foreign currency exposure
Transactional foreign currency exposures represent exposures on banking assets and liabilities, denominated in currencies other than the functional currency of the transacting entity.
The Barclays Bank Group’s risk management policies are designed to prevent the holding of significant open positions in foreign currencies outside the trading portfolio which is monitored through VaR.
Banking book transactional foreign exchange risk is monitored on a daily basis by the market risk function and minimised by the businesses.
Translational foreign exchange exposureThe Barclays Bank Group's investments in overseas subsidiaries and branches create capital resources denominated in foreign currencies, principally USD and EUR. Changes in the GBP value of the net investments due to foreign currency movements are captured in the currency translation reserve, resulting in a movement in shareholders’ equity.

Functional currency of operations (audited)

	Foreign currency net investments	Borrowings which hedge the net investments	Derivatives which hedge the net investments	Structural currency exposures pre- economic hedges	Economic hedges	Remaining structural currency exposures
	£m	£m	£m	£m	£m	£m
As at 31 December 2022
USD	27,523	(5,973)	(2,086)	19,464	(8,376)	11,088
EUR	9,673	(2,395)	(3)	7,275	(283)	6,992
JPY	689	—	(197)	492	—	492
Other	3,010	—	(1,602)	1,408	(279)	1,129
Total	40,895	(8,368)	(3,888)	28,639	(8,938)	19,701

As at 31 December 2021
USD	26,023	(5,512)	(2,356)	18,155	(7,111)	11,044
EUR	8,342	(1,324)	(3)	7,015	(267)	6,748
JPY	614	(97)	—	517	—	517
Other	2,085	—	(64)	2,021	—	2,021
Total	37,064	(6,933)	(2,423)	27,708	(7,378)	20,330
Economic hedges relate to exposures arising on foreign currency denominated preference share and AT1 instruments. These instruments are accounted for at historical cost under IFRS and do not qualify as hedges for accounting purposes. The gain or loss arising from changes in the GBP value of these instruments is recognised on redemption in retained earnings.
During 2022, total structural currency exposure net of hedging instruments decreased by £0.6bn to £19.7bn (2021: £20.3bn). Foreign currency net investments increased by £3.8bn to £40.9bn (2021: £37.1bn) driven predominantly by a £1.5bn increase in US dollars, £1.3bn increase in Euro and £1.0bn increase in other currencies. The hedges associated with these foreign currency investments increased by £2.9bn to £12.3bn (2021: £9.4bn).
Net interest income sensitivity
The table below shows a sensitivity analysis on pre-tax net interest income for non-traded financial assets and liabilities, including the effect of any hedging. This analysis is not a forward guidance on NII and is intended as a quantification of risk exposure utilising the Net Interest Income (NII) metric as described on page 162 of the Barclays PLC Pillar 3 Report 2022(unaudited), which includes documentation of the main model assumptions.

Net Interest Income sensitivity (AEaR) by currency (audited)	2022		2021

	+25 basis points	-25 basis points	+25 basis points	-25 basis points

Barclays Bank Group	£m	£m	£m	£m
GBP	(6)	4	21	(37)
USD	38	(41)	55	(59)
EUR	4	(4)	(5)	(4)
Other currencies	(11)	12	(3)	1
Total	25	(29)	68	(99)
Analysis of equity sensitivity
The analysis of equity sensitivity table measures the overall impact of a +/- 25bps movement in interest rates on retained earnings, FVOCI, cash flow hedge reserves and pensions. For non-NII items a DV01 metric is used, which is an indicator of the shift in value for a 1bp movement in the yield curve.

Analysis of equity sensitivity (audited)	31 December 2022		31 December 2021

	+25 basis points	-25 basis points	+25 basis points	-25 basis points

Barclays Bank Group	£m	£m	£m	£m
Net interest income	25	(29)	68	(99)
Taxation effects on the above	(4)	5	(12)	18
Effect on profit for the year	21	(24)	56	(81)
As percentage of net profit after tax	0.5%	(0.5%)	1.2%	(1.8%)

Effect on profit for the year (per above)	21	(24)	56	(81)
Fair value through other comprehensive income reserve	(367)	368	(449)	380
Cash flow hedge reserve	(625)	625	(626)	626
Taxation effects on the above	268	(268)	290	(272)
Effect on equity	(703)	701	(729)	653
As percentage of equity	(1.2%)	1.2%	(1.3%)	1.2%